Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	CHAMPION HOMES, INC.
Entity Central Index Key	0000090896
Entity Emerging Growth Company	false
Entity File Number	001-04714
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1038277
Entity Address, Address Line One	755 West Big Beaver Road, Suite 1000
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	(248)
Local Phone Number	614-8211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SKY
Security Exchange Name	NYSE